Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciling basic weighted average stock outstanding to diluted weighted average stock outstanding

The following table reconciles basic weighted average common stock outstanding to diluted weighted average common stock outstanding (in thousands):

	Year Ended December 31,
	2017	2016	2015
Basic weighted average common stock outstanding	38,405	38,318	38,179
Effect of dilutive securities:
Stock Options	—	—	72
Warrants	—	—	885
Restricted Stock Units	—	—	44

Diluted weighted average common stock outstanding	38,405	38,318	39,180